Fair value measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Transfers into Level 3 of fair value hierarchy, liabilities	$ 0	$ 0
Transfers out of Level 3 of fair value hierarchy, liabilities	$ 0	$ 0